Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
17.	Income Taxes

The components of income tax expense (benefit) are as follows:

Years ended December 31,	2024	2023
Current:	$-	$-
Kingdom of Lesotho	-	-
Republic of Malta	-	-
United Kingdom	-	-
	$-	$-

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

Deferred tax assets and liabilities have not been recognized for the following:

Years ended December 31,	2024	2023
Net loss before income taxes:	$(4,096,029)	$(32,275,070)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(1,085,448)	(8,552,894)
Non-deductible items	37,379	7,671,563
Non-taxable items	(371,570)	(759,559)
Foreign rate differential	9,859	1,630,735
Unrecognized loss carryforwards	1,409,780	10,155
	$-	$-

The Company has reconciled to the average statutory tax rate of the Kingdom of Lesotho (10%), the Republic of Malta (35%), the United Kingdom (25%), and the Republic of Portugal (21%).

Deferred tax assets

At December 31,	2024	2023
Net operating loss before carryforwards	$-	$-
Unrecognized loss carryforwards	$-	$-

Deferred tax assets have not been recognized in respect of unutilized tax losses carried forward because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.